Provisions for other liabilities and charges (Tables)	9 Months Ended
Sep. 30, 2022
Provisions for other liabilities and charges
Schedule of decommissioning and site restoration provision

	September 30,	December 31,
	2022	2021
	$’000	$’000

At January 1	71,941	53,266
Additions through business combinations (note 27)	69,327	8,347
(Decrease)/increase in provisions	(15,153)	7,212
Payments for tower and tower equipment decommissioning	(177)	(231)
Reversal of decommissioning through profit and loss	—	(2,671)
Unwinding of discount	5,224	4,644
Effects of movement in exchange rates	(11,260)	1,374
At end of period/year	119,902	71,941
Analysis of total decommissioning and site restoration provisions:
Non‑current	119,406	71,598
Current	496	343
	119,902	71,941